SHAREHOLDER LETTER

Your Fund's Goal: Franklin Equity Fund seeks capital appreciation and secondarily, current income, by investing primarily in common stocks or securities convertible into common stocks.

Dear Shareholder:

This semiannual report of Franklin Equity Fund covers the six months ended December 31, 1998. During this time, Asia and Russia experienced economic turmoil, but the U.S. economy remained healthy, with gross domestic product increasing at an annualized rate of 4.7%. The consumer price index rose only 0.55% during the reporting period, and unemployment was low, averaging around 4.5%.(1) Although the U.S. stock market suffered a major correction in late summer, it rebounded after the Federal Reserve Board lowered interest rates in September, October and November.

Within this environment, Franklin Equity Fund - Class I posted a +0.16% six-month cumulative total return, as discussed in the Performance Summary on page 4, but provided a +24.09% cumulative total return for the last three months of the period. It outperformed the Russell 2000(R) Index, which posted a -7.12% six month total return, but underperformed the Standard and Poor's(R) 500 Stock Index, which delivered a +9.23% total return for the same period.(2) This

1. Source: Bloomberg.
2. Source: Standard & Poor's Micropal. Indices are unmanaged and include reinvested dividends. One cannot invest directly in an index.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 9 of this report.

CONTENTS

Shareholder Letter ................        1

Performance Summary ...............        4

Financial Highlights &
Statement of Investments ..........        6

Financial Statements ..............       13

Notes to
Financial Statements ..............       16


                                  FUND CATEGORY

                               [PYRAMID GRAPHIC]


PORTFOLIO BREAKDOWN
Based on Total Net Assets
12/31/98

Electronic Technology                                  20.1%

Finance                                                13.1%

Health Technology                                      10.0%

Consumer Non-Durables                                   7.2%

Telecommunications                                      5.9%

Technology Services                                     5.3%

Energy Minerals                                         5.3%

Transportation                                          3.9%

Utilities                                               3.8%

Short-Term Investments
& Other Net Assets                                      5.9%

Other Sectors                                          19.5%


underperformance was due partly to the fund's substantial holdings of small and mid-cap stocks, which lagged the performance of expensive large-cap growth stocks during the six months under review. Rather than purchasing such growth stocks, we remained committed to our value-conscious philosophy for growth-stock investing, believing that our performance would recover in the long term.

The fund's performance was also hampered by exposure to the energy and financial sectors. Oil prices slumped, reducing earnings prospects for oil companies, and many of our financial holdings fell in value due to concerns that these companies might experience security-trading losses and foreign-debt writeoffs in the future.

During the period under review, we maintained a considerable proportion of the fund's portfolio in technology sectors. Many of our electronic technology shares, including Cisco Systems Inc. and Lucent Technologies Inc., appreciated substantially and we established positions in HNC Software Inc., a major supplier of fraud detection and consumer analysis software. We increased our exposure to the utilities sector by acquiring shares of Montana Power Co., a company poised to benefit from the growth in telecommunications through its fiber optic subsidiary, Touch America. We also added to our health technology holdings by purchasing stock of Amgen Inc., a manufacturer of drugs designed to treat cancer, anemia and kidney failure, and raised our health services exposure by acquiring shares of Cardinal Health Inc., a leading wholesale distributor of pharmaceuticals and related healthcare products. In our opinion, these sectors should continue to grow as demand increases for Internet services, credit card usage, communications bandwidth and health care services.

2

Looking forward, we believe that the savings and retirement plans of aging "baby-boomers" should provide positive cash flows to U.S. capital markets, as well as boost demand for health care services and products. We also feel that stabilization of foreign economies, low inflation, and modest interest rates may help support the growing global economy, creating opportunities for many domestic firms, particularly technology companies that make products to enhance productivity. Although the impeachment of President Clinton, foreign turmoil and Year 2000 computer compliance issues may result in market volatility, we believe that over the long term, our growth-at-a-reasonable-price investment discipline should provide our shareholders with positive returns and conscientious risk management.

This discussion reflects our views and opinions as of December 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

As always, we thank you for your participation in Franklin Equity Fund and look forward to serving your investment needs in the years to come. We welcome any comments or suggestions you may have.

Sincerely,

/s/ Conrad B. Hermann

Conrad B. Herrmann
Portfolio Manager
Franklin Equity Fund


TOP 10 SECTORS
12/31/98

                                      % OF TOTAL
SECTOR                                NET ASSETS
------------------------------------------------

Electronic Technology                      20.1%

Finance                                    13.1%

Health Technology                          10.0%

Consumer Non-Durables                       7.2%

Telecommunications                          5.9%

Energy Minerals                             5.3%

Technology Services                         5.3%

Transportation                              3.9%

Utilities                                   3.8%

Industrial Services                         3.4%


TOP 10 HOLDINGS
12/31/98

COMPANY,                                    % OF TOTAL
INDUSTRY                                    NET ASSETS
------------------------------------------------------
Cisco Systems Inc.                                3.9%
Electronic Technology

Intel Corp.                                       2.4%
Electronic Technology

AirTouch Communications Inc.                      2.0%
Telecommunications

Providian Financial Corp.                         2.0%
Finance

AES Corp.                                         1.8%
Industrial Services

Enron Corp.                                       1.8%
Utilities

Nokia Corp., ADR (Finland)                        1.7%
Electronic Technology

Synopsys Inc.                                     1.7%
Electronic Technology

Swisscom AG (Switzerland)                         1.6%
Telecommunications

Electronic Arts Inc.                              1.6%
Consumer Durables

                                                                               3

CLASS I:
Subject to the current,maximum 5.75% initial sales charge.Prior to August 3,1998,fund shares were offered at a lower initial sales charge,thus actual returns may differ. Effective May 1,1994,the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 Plan,which affects subsequent performance.

CLASS II:
Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class I shares.

ADVISOR CLASS:
No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.


PERFORMANCE SUMMARY AS OF 12/31/98
Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (7/1/98 - 12/31/98)

  CLASS I                         Change             12/31/98        6/30/98
----------------------------------------------------------------------------
  Net Asset Value                 -$0.60             $10.39          $10.99

                                  Distributions
                                  ------------------------------------------
  Long-Term Capital Gain          $0.4151
  Short-Term Capital Gain         $0.1611
       TOTAL                      $0.5762

  CLASS II                        Change             12/31/98        6/30/98
----------------------------------------------------------------------------
  Net Asset Value                 -$0.64             $10.27          $10.91

                                  Distributions
                                  ------------------------------------------
  Long-Term Capital Gain          $0.4151
  Short-Term Capital Gain         $0.1611
       TOTAL                      $0.5762

  Advisor Class                   Change             12/31/98        6/30/98
----------------------------------------------------------------------------
  Net Asset Value                 -$0.59             $10.41          $11.00

                                  Distributions
                                  ------------------------------------------
  Long-Term Capital Gain          $0.4151
  Short-Term Capital Gain         $0.1611
       TOTAL                      $0.5762

Franklin Equity Fund paid distributions derived from long-term capital gains of
41.51 cents ($0.4151) per share in December 1998. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code 852
(b)(3).

4            Past performance is not predictive of future results.

Performance

  Class I                                                 1-Year          5-Year         10-Year
------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                             +13.19%        +131.05%        +250.93%
  Average Annual Total Return(2)                          +6.73%         +16.83%         +12.71%
  Value of $10,000 Investment(3)                         $10,673         $21,766         $33,092

                12/31/94                12/31/95        12/31/96        12/31/97        12/31/98
------------------------------------------------------------------------------------------------
  One-Year
  Total Return(4) -1.38%                 +32.94%         +22.96%         +26.62%         +13.19%


                                                                                       Inception
  Class II                                                1-Year          3-Year        (5/1/95)
------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                             +12.35%         +72.20%        +107.09%
  Average Annual Total Return(2)                         +10.22%         +19.44%         +21.60%
  Value of $10,000 Investment(3)                         $11,022         $17,038         $20,494

                                                        12/31/96        12/31/97        12/31/98
------------------------------------------------------------------------------------------------
  One-Year Total Return(4)                               +21.85%         +25.79%         +12.35%


  Advisor Class(5)                                        1-Year          5-Year         10-Year
------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                             +13.48%        +132.05%        +252.46%
  Average Annual Total Return(2)                         +13.48%         +18.34%         +13.43%
  Value of $10,000 Investment(3)                         $11,348         $23,205         $35,246


                12/31/94                12/31/95        12/31/96        12/31/97        12/31/98
------------------------------------------------------------------------------------------------
One-Year
Total Return(4)   -1.38%                 +32.94%         +22.96%         +26.85%         +13.48%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charges for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current applicable, maximum sales charges for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include the sales charges.

5. On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class I performance, excluding the effect of the Class I sales charge, but including the effect of Rule 12b-1 fees and other Class I expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 45.62%.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

                                                                               5

FRANKLIN EQUITY FUND
Financial Highlights

                                                                                       CLASS I
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                       YEAR ENDED JUNE 30,
                                                     DECEMBER 31, 1998 ------------------------------------------------------------
                                                        (UNAUDITED)       1998         1997         1996         1995         1994
                                                     ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............        $10.99         $10.16       $8.26        $7.24        $6.53        $7.25
                                                     ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ..........................            .04            .05         .05          .06          .08          .10
 Net realized and unrealized gains (losses) .....           (.06)          2.08        2.34         1.48         1.33          .11
                                                     ------------------------------------------------------------------------------
Total from investment operations ................           (.02)          2.13        2.39         1.54         1.41          .21
                                                     ------------------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................             --           (.05)       (.06)        (.06)        (.08)        (.10)
 Net realized gains .............................           (.58)         (1.25)       (.43)        (.46)        (.62)        (.83)
                                                     ------------------------------------------------------------------------------
Total distributions .............................           (.58)         (1.30)       (.49)        (.52)        (.70)        (.93)
                                                     ==============================================================================
Net asset value, end of period ...................        $10.39         $10.99      $10.16        $8.26        $7.24        $6.53
                                                     ==============================================================================
Total return* ...................................           .16%         22.43%      29.75%       22.16%       23.78%        2.32%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period (000's) ................       $635,266       $613,835    $462,972     $366,602     $317,463     $279,880
Ratios to average net assets:
 Expenses .......................................           .94%**         .90%        .91%         .95%         .95%         .79%
 Net investment income ..........................           .82%**         .48%        .61%         .72%        1.21%        1.27%
Portfolio turnover rate .........................         15.96%         38.00%      53.67%       59.86%       86.20%       95.18%

* Total return does not reflect sales commissions or the contingent deferred sales charge,and is not annualized. Prior to May 1, 1994,dividends from net investment income were reinvested at the offering price.
**   Annualized

6

FRANKLIN EQUITY FUND
Financial Highlights (continued)

                                                                                        CLASS II
                                                          ----------------------------------------------------------------------
                                                          SIX MONTHS ENDED                      YEAR ENDED JUNE 30,
                                                          DECEMBER 31, 1998    -------------------------------------------------
                                                            (UNAUDITED)          1998          1997         1996        1995(1)
                                                          ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................          $10.91           $10.12        $8.23        $7.24        $6.65
                                                          ----------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) .......................             --             (.01)        (.02)         .02          .01
 Net realized and unrealized gains (losses) .........           (.06)            2.05         2.34         1.45          .62
                                                          ----------------------------------------------------------------------
Total from investment operations ....................           (.06)            2.04         2.32         1.47          .63
                                                          ----------------------------------------------------------------------
Less distributions from:
 Net investment income ..............................             --               --           --         (.02)        (.04)
 Net realized gains .................................           (.58)           (1.25)        (.43)        (.46)          --
                                                          ----------------------------------------------------------------------
Total distributions .................................           (.58)           (1.25)        (.43)        (.48)        (.04)
                                                          ======================================================================
Net asset value, end of period ......................         $10.27           $10.91       $10.12        $8.23        $7.24
                                                          ======================================================================

Total return* .......................................          (.21%)          21.47%       28.93%       20.94%        9.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................        $45,936          $35,717       $9,554       $4,208         $342
Ratios to average net assets:
 Expenses ...........................................          1.70%**          1.69%        1.72%        1.77%        1.77%(**)
 Net investment income (loss) .......................           .04%**          (.28%)       (.22%)       (.10%)        .74%(**)
Portfolio turnover rate .............................         15.96%           38.00%       53.67%       59.86%       86.20%

 * Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.
**   Annualized
(1)  For the period May 1, 1995 (effective date) to June 30, 1995.


                       See notes to financial statements.                      7


FRANKLIN EQUITY FUND
Financial Highlights (continued)

                                                                                                ADVISOR CLASS
                                                                       ----------------------------------------------
                                                                       SIX MONTHS ENDED        YEAR ENDED JUNE 30,
                                                                       DECEMBER 31, 1998   --------------------------
                                                                          (UNAUDITED)        1998          1997(2)
                                                                       ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value,beginning of period .............................           $11.00          $10.17          $8.62
                                                                       ----------------------------------------------
Income from investment operations:
 Net investment income ..........................................              .04             .07            .03
 Net realized and unrealized gains (losses) .....................             (.05)           2.08           1.56
                                                                       ----------------------------------------------
Total from investment operations ................................             (.01)           2.15           1.59
                                                                       ----------------------------------------------
Less distributions from:
 Net investment income ..........................................               --            (.07)          (.04)
 Net realized gains .............................................             (.58)          (1.25)            --
                                                                       ----------------------------------------------
Total distributions .............................................             (.58)          (1.32)          (.04)
                                                                       ==============================================
Net asset value,end of period ...................................           $10.41          $11.00         $10.17
                                                                       ==============================================
Total return* ...................................................             .25%          22.61%         18.47%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period (000's) ................................          $25,032         $16,911         $6,890
Ratios to average net assets:
 Expenses .......................................................             .70%**          .69%           .72%(**)
 Net investment income ..........................................            1.10%**          .71%           .79%(**)
Portfolio turnover rate .........................................           15.96%          38.00%         53.67%

 * Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**   Annualized
(2)  For the period January 2, 1997 (effective date) to June 30, 1997.

8                      See notes to financial statements.


FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (UNAUDITED)

                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS 93.0%
(a)COMMERCIAL SERVICES 1.4%
 Concord EFS Inc. .............................................................      125,000            $  5,296,875
 Sylvan Learning Systems Inc. .................................................      150,000               4,575,000
                                                                                                        ------------
                                                                                                           9,871,875
                                                                                                        ------------
 CONSUMER DURABLES 2.4%
(a)Electronic Arts Inc. .......................................................      200,000              11,225,000
 Mattel Inc. ..................................................................      250,000               5,703,125
                                                                                                        ------------
                                                                                                          16,928,125
                                                                                                        ------------
 CONSUMER NON-DURABLES 7.2%
 ConAgra Inc. .................................................................      200,000               6,300,000
 Gillette Co. .................................................................      130,000               6,280,625
 Nike Inc.,B ..................................................................      115,000               4,664,688
 PepsiCo Inc. .................................................................      150,000               6,140,625
 Philip Morris Cos.Inc ........................................................      170,000               9,095,000
 Procter & Gamble Co. .........................................................      100,000               9,131,250
 Sara Lee Corp. ...............................................................      250,000               7,046,875
 Wolverine World Wide Inc. ....................................................      152,600               2,021,950
                                                                                                        ------------
                                                                                                          50,681,013
                                                                                                        ------------
(a)CONSUMER SERVICES 1.4%
 Apollo Group Inc.,A ..........................................................       80,000               2,710,000
 Clear Channel Communications Inc. ............................................      100,000               5,450,000
 Fox Entertainment Group Inc., A ..............................................       80,000               2,015,000
                                                                                                        ------------
                                                                                                          10,175,000
                                                                                                        ------------
 ELECTRONIC TECHNOLOGY 20.1%
(a)3Com Corp. .................................................................      175,000               7,842,188
(a)Altera Corp. ...............................................................      150,582               9,166,679
(a)Applied Materials Inc. .....................................................      125,000               5,335,938
(a)Cisco Systems Inc. .........................................................      300,000              27,843,740
 Intel Corp. ..................................................................      140,000              16,598,750
 Linear Technology Corp. ......................................................      125,000              11,195,313
(a)Loral Space & Communications Ltd. ..........................................      200,000               3,562,500
 Lucent Technologies Inc. .....................................................      100,000              11,000,000
 Motorola Inc. ................................................................       85,000               5,190,313
 Nokia Corp.,ADR (Finland) ....................................................      100,000              12,043,750
(a)Synopsys Inc. ..............................................................      215,000              11,663,750
(a)Tekelec ....................................................................      232,600               3,852,438
(a)Tellabs Inc. ...............................................................      100,000               6,856,250
(a)Xilinx Inc. ................................................................      150,000               9,768,750
                                                                                                        ------------
                                                                                                         141,920,359
                                                                                                        ------------
 ENERGY MINERALS 5.3%
(a)Barrett Resources Corp. ....................................................      246,300               5,911,200
(a)Conoco Inc.,A ..............................................................      152,300               3,179,263
 Mobil Corp. ..................................................................      100,000               8,712,500
 Texaco Inc. ..................................................................      125,000               6,609,375

                                                                               9

FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (UNAUDITED) (CONT.)

                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 ENERGY MINERALS (CONT.)
 Ultramar Diamond Shamrock Corp. ..............................................      225,000            $  5,456,250
 YPF SA,ADR (Argentina) .......................................................      275,000               7,682,813
                                                                                                        ------------
                                                                                                          37,551,401
                                                                                                        ------------
 FINANCE 13.1%
 Ace Ltd.(Bermuda) ............................................................      200,000               6,887,500
 American International Group Inc. ............................................      112,500              10,870,313
 ARM Financial Group Inc.,A ...................................................      125,000               2,773,438
 Associates First Capital Corp.,A .............................................      250,000              10,593,750
 BankBoston Corp. .............................................................      150,000               5,840,625
 Citigroup Inc. ...............................................................      190,000               9,405,000
 Espirito Santo Financial Group SA,ADR (Luxemburg) ............................      425,000               8,314,063
 Federated Investors Inc.,B ...................................................      375,000               6,796,875
 Household International Inc. .................................................       75,000               2,971,875
 Providian Financial Corp. ....................................................      187,500              14,062,500
(a)Security Capital Group Inc.,B ..............................................      150,000               2,034,375
 U.S.Bancorp ..................................................................      195,000               6,922,500
 Washington Mutual Inc. .......................................................      125,000               4,773,438
                                                                                                        ------------
                                                                                                          92,246,252
                                                                                                        ------------
 HEALTH SERVICES 2.7%
 Cardinal Health Inc. .........................................................       80,000               6,070,000
 HBO & Co. ....................................................................      265,000               7,602,188
 Omnicare Inc. ................................................................      150,000               5,212,500
                                                                                                        ------------
                                                                                                          18,884,688
                                                                                                        ------------
 HEALTH TECHNOLOGY 10.0%
 American Home Products Corp. .................................................       75,000               4,223,438
(a)Amgen Inc. .................................................................       75,000               7,842,188
 Baxter International Inc. ....................................................      150,000               9,646,875
 Bristol-Myers Squibb Co. .....................................................       70,000               9,366,875
 Mentor Corp. .................................................................       75,000               1,757,813
 Novartis AG (Switzerland) ....................................................        5,000               9,828,904
 Roche Holding AG (Switzerland) ...............................................          700               8,541,682
(a)Serologicals Corp. .........................................................      300,000               9,000,000
(a)Uniphase Corp. .............................................................      145,000              10,059,375
                                                                                                        ------------
                                                                                                          70,267,150
                                                                                                        ------------
 INDUSTRIAL SERVICES 3.4%
(a)AES Corp. ..................................................................      275,000              13,028,125
(a)Varco International Inc. ...................................................      300,000               2,325,000
 Waste Management Inc. ........................................................      140,000               6,527,500
(a)Weatherford International Inc. .............................................      100,000               1,937,500
                                                                                                        ------------
                                                                                                          23,818,125
                                                                                                        ------------
 NON-ENERGY MINERALS 1.3%
 Carpenter Technology Corp. ...................................................      150,000               5,090,625
 De Beers,ADR (South Africa) ..................................................      325,000               4,143,750
                                                                                                        ------------
                                                                                                           9,234,375
                                                                                                        ------------

10

FRANKLIN EQUITY FUND
Statement of Investments, December 31, 1998 (unaudited) (cont.)

                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 PROCESS INDUSTRIES 1.9%
 Ecolab Inc. ..................................................................       60,500            $  2,189,344
 General Electric Co. .........................................................       10,000               1,020,625
(a)Owens-Illinois Inc. ........................................................      225,000               6,890,625
 Praxair Inc. .................................................................      100,000               3,525,000
                                                                                                        ------------
                                                                                                          13,625,594
                                                                                                        ------------
 PRODUCER MANUFACTURING .4%
 Roper Industries Inc. ........................................................      150,000               3,056,250
                                                                                                        ------------

 REAL ESTATE 1.1%
 MeriStar Hospitality Corp. ...................................................      250,000               4,640,625
(a)Starwood Hotels & Resorts ..................................................      125,000               2,835,938
                                                                                                        ------------
                                                                                                           7,476,563
                                                                                                        ------------
 RETAIL TRADE 2.4%
 Albertson's Inc. .............................................................      140,000               8,916,250
(a)Hollywood Entertainment Corp. ..............................................      300,000               8,175,000
                                                                                                        ------------
                                                                                                          17,091,250
                                                                                                        ------------
 TECHNOLOGY SERVICES 5.3%
(a)EMC Corp. ..................................................................       30,000               2,550,000
(a)Equant NV,N.Y.shs.(Netherlands) ............................................      139,600               9,466,625
(a)HNC Software Inc. ..........................................................      175,000               7,076,563
(a)i2 Technologies Inc. .......................................................       50,000               1,518,750
(a)Oracle Corp. ...............................................................      150,000               6,468,750
 SAP AG (Germany) .............................................................       20,000               8,645,533
(a)Xoom Inc. ..................................................................       58,200               1,920,600
                                                                                                        ------------
                                                                                                          37,646,821
                                                                                                        ------------
 TELECOMMUNICATIONS 5.9%
(a)AirTouch Communications Inc. ...............................................      200,000              14,425,000
 Bell Atlantic Corp. ..........................................................       60,000               3,180,000
 GTE Corp. ....................................................................       75,000               4,875,000
 Portugal Telecom SA (Portugal) ...............................................      175,000               8,023,689
(a)Swisscom AG (Switzerland) ..................................................       27,300              11,428,831
                                                                                                        ------------
                                                                                                          41,932,520
                                                                                                        ------------
 TRANSPORTATION 3.9%
 Air Express International Corp. ..............................................      250,000               5,437,500
 C.H.Robinson Worldwide Inc. ..................................................      275,000               7,132,813
 Expeditors International of Washington Inc. ..................................      200,000               8,400,000
 Southwest Airlines Co. .......................................................      303,750               6,815,391
                                                                                                        ------------
                                                                                                          27,785,704
                                                                                                        ------------
 UTILITIES 3.8%
 Enron Corp. ..................................................................      225,000              12,839,063
 Montana Power Co. ............................................................      122,800               6,945,875

                                                                              11

FRANKLIN EQUITY FUND
Statement of Investments, December 31, 1998 (unaudited) (cont.)

                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 UTILITIES (CONT.)
 PG&E Corp. ...................................................................      125,000            $  3,937,500
 TECO Energy Inc. .............................................................      100,000               2,818,750
                                                                                                        ------------
                                                                                                          26,541,188
                                                                                                        ------------
 TOTAL COMMON STOCKS (COST $432,148,597) ......................................                          656,734,253
                                                                                                        ------------

                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                    ------
 CONVERTIBLE BONDS 1.1%
 Omnicom Group Inc.,cvt.sub.deb,144A,4.25%,1/03/07 ............................   $2,000,000               3,816,000
 Omnicom Group Inc.,cvt.sub.deb.,4.25%,1/03/07 ................................    2,000,000               3,767,500
                                                                                                        ------------
 TOTAL CONVERTIBLE BONDS (COST $4,595,000) ....................................                            7,583,500
                                                                                                        ------------
(b)REPURCHASE AGREEMENT 5.2%
 Joint Repurchase Agreement,4.681%,1/04/99,(Maturity Value $36,756,693)
  (COST $36,737,585) ..........................................................   36,737,585              36,737,585
   Barclays Capital Inc.
   Bear,Stearns & Co.Inc.
   Chase Securities Inc.
   CIBC Oppenheimer Corp.
   Donaldson,Lufkin & Jenrette Securities Corp.
   Dresdner Kleinwort Benson,North America LLC
   Goldman,Sachs & Co.
   Greenwich Capital Markets Inc.
   Lehman Brothers Inc.
   NationsBanc Montgomery Securities LLC
   Paine Webber Inc.
   Paribas Corp.
   Warburg Dillon Read LLC
    Collateralized by U.S.Treasury Bills and Notes
 TOTAL INVESTMENTS (COST $473,481,182) 99.3% ..................................                          701,055,338
 OTHER ASSETS,LESS LIABILITIES .7% ............................................                            5,178,542
                                                                                                        ------------
 NET ASSETS 100.0% ............................................................                         $706,233,880
                                                                                                        ============

(a) Non-income producing.
(b) Investment is through participation in a joint account with other funds managed by the investment advisor. At December 31, 1998, all repurchase agreements had been entered into on that date.

12                     See notes to financial statements.


FRANKLIN EQUITY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

Assets:
 Investments in securities,at value (cost $473,481,182) ...........................        $701,055,338
 Cash .............................................................................           7,243,263
 Receivables:
  Investment securities sold ......................................................           1,195,748
  Capital shares sold .............................................................             198,909
  Dividends and interest ..........................................................             607,533
                                                                                           ------------
      Total assets ................................................................         710,300,791
                                                                                           ------------
Liabilities:
 Payables:
  Investment securities purchased .................................................           1,787,475
  Capital shares redeemed .........................................................             885,339
  Affiliates ......................................................................             601,463
  Shareholders ....................................................................             750,935
 Other liabilities ................................................................              41,699
                                                                                           ------------
      Total liabilities ...........................................................           4,066,911
                                                                                           ------------
       Net assets,at value ........................................................        $706,233,880
                                                                                           ------------
Net assets consist of:
 Undistributed net investment income ..............................................        $  2,407,022
 Net unrealized appreciation ......................................................         227,574,156
 Accumulated net realized loss ....................................................         (28,664,240)
 Capital shares ...................................................................         504,916,942
                                                                                           ------------
      Net assets, at value ........................................................        $706,233,880
                                                                                           ------------
CLASS I:
 Net asset value per share ($635,265,848 / 61,124,012 shares outstanding)* ........              $10.39
                                                                                           ============
 Maximum offering price per share ($10.39 / 94.25%) ...............................              $11.02
                                                                                           ============
CLASS II:
 Net asset value per share ($45,936,206 / 4,472,758 shares outstanding)* ..........              $10.27
                                                                                           ============
 Maximum offering price per share ($10.27 / 99.00%) ...............................              $10.37
                                                                                           ============
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($25,031,826 / 2,403,703
  shares outstanding) .............................................................              $10.41
                                                                                           ============

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                        See notes to financial statements                     13

FRANKLIN EQUITY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

Investment income:
(net of foreign taxes of $14,000)
 Dividends ......................................................................      $  3,512,487
 Interest .......................................................................         1,928,290
                                                                                       ------------
      Total investment income ...................................................         5,440,777
                                                                                       ------------
Expenses:
 Management fees (Note 3) .......................................................         1,518,293
 Distribution fees (Note 3)
  Class I .......................................................................           672,352
  Class II ......................................................................           194,989
 Transfer agent fees (Note 3) ...................................................           439,298
 Custodian fees .................................................................            15,048
 Reports to shareholders ........................................................           103,573
 Registration and filing fees ...................................................            46,188
 Professional fees ..............................................................            21,403
 Directors' fees and expenses ...................................................            12,158
 Other ..........................................................................            10,453
                                                                                       ------------
      Total expenses ............................................................         3,033,755
                                                                                       ------------
       Net investment income ....................................................         2,407,022
                                                                                       ------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from:
    Investments .................................................................       (28,421,585)
    Foreign currency transactions ...............................................            33,632
                                                                                       ------------
      Net realized loss .........................................................       (28,387,953)
  Net unrealized appreciation on investments ....................................        27,602,940
                                                                                       ------------
Net realized and unrealized loss ................................................          (785,013)
                                                                                       ------------
Net increase in net assets resulting from operations ............................      $  1,622,009
                                                                                       ============

14                     See notes to financial statements.

FRANKLIN EQUITY FUND
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 1998

                                                                                            SIX MONTHS             YEAR
                                                                                               ENDED               ENDED
                                                                                         DECEMBER 31, 1998     JUNE 30, 1998
                                                                                         -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................................................       $   2,407,022       $   2,665,937
  Net realized gain (loss) from investments and foreign currency transactions .....         (28,387,953)         45,956,120
  Net unrealized appreciation on investments ......................................          27,602,940          64,966,613
                                                                                         -----------------------------------
    Net increase in net assets resulting from operations ..........................           1,622,009         113,588,670
 Distributions to shareholders from:
  Net investment income:
   Class I ........................................................................                 --           (2,815,157)
   Class II .......................................................................                 --                 --
   Advisor Class ..................................................................                 --             (101,907)
 Net realized gains:
  Class I .........................................................................         (33,108,076)        (59,592,831)
  Class II ........................................................................          (2,427,924)         (1,764,595)
  Advisor Class ...................................................................          (1,147,942)         (1,486,880)
                                                                                         -----------------------------------
 Total distributions to shareholders ..............................................         (36,683,942)        (65,761,370)
 Capital share transactions: (Note 2)
  Class I .........................................................................          53,230,824         105,330,108
  Class II ........................................................................          12,109,651          24,428,866
  Advisor Class ...................................................................           9,492,312           9,460,338
                                                                                         -----------------------------------
 Total capital share transactions .................................................          74,832,787         139,219,312

    Net increase in net assets ....................................................          39,770,854         187,046,612
Net assets:
 Beginning of period ..............................................................         666,463,026         479,416,414
                                                                                         -----------------------------------
 End of period ....................................................................       $ 706,233,880       $ 666,463,026
                                                                                         ===================================
Undistributed net investment income included in net assets:
 End of period ....................................................................       $   2,407,022       $        --
                                                                                         ===================================

                       See notes to financial statements.                     15

FRANKLIN EQUITY FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Equity Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide capital growth. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

16

FRANKLIN EQUITY FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK

During the period ended December 31, 1998 the Fund offered three classes of shares: Class I, Class II, and Advisor Class. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and the fund began offering a new class of shares, Class B. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At December 31, 1998, there were 5 billion shares authorized (no par value), of which 2 billion shares each were designated as Class I and Class II, and 1 billion shares were designated as Advisor Class. Transactions in the Fund's shares were as follows:

                                                                      SIX MONTHS ENDED                       YEAR ENDED
                                                                      DECEMBER 31, 1998                     JUNE 30, 1998
                                                                ------------------------------------------------------------------
                                                                   SHARES            AMOUNT           SHARES             AMOUNT
                                                                ------------------------------------------------------------------
Class I Shares
Shares sold ...............................................      18,567,728      $ 184,482,034      22,473,770      $ 238,141,732
Shares issued on reinvestment of distributions ............       3,137,159         30,430,236       5,802,636         57,378,546
Shares redeemed ...........................................     (16,412,934)      (161,681,446)    (17,998,114)      (190,190,170)
                                                                ------------------------------------------------------------------
Net increase ..............................................       5,291,953      $  53,230,824      10,278,292      $ 105,330,108
                                                                ==================================================================



                                                                      SIX MONTHS ENDED                       YEAR ENDED
                                                                      DECEMBER 31, 1998                     JUNE 30, 1998
                                                                ------------------------------------------------------------------
                                                                   SHARES            AMOUNT           SHARES             AMOUNT
                                                                ------------------------------------------------------------------
Class II Shares
Shares sold ...............................................       2,135,519      $  21,099,769       3,076,695      $  32,410,808
Shares issued on reinvestment of distributions ............         234,445          2,248,329         162,921          1,603,453
Shares redeemed ...........................................      (1,170,771)       (11,238,447)       (910,495)        (9,585,395)
                                                                ------------------------------------------------------------------
Net increase ..............................................       1,199,193      $  12,109,651       2,329,121      $  24,428,866
                                                                ==================================================================



                                                                      SIX MONTHS ENDED                       YEAR ENDED
                                                                      DECEMBER 31, 1998                     JUNE 30, 1998
                                                                ------------------------------------------------------------------
                                                                   SHARES            AMOUNT           SHARES             AMOUNT
                                                                ------------------------------------------------------------------
Advisor Class Shares
Shares sold ...............................................       1,684,482      $  17,170,073       1,602,804      $  17,239,578
Shares issued on reinvestment of distributions ............         117,333          1,139,312         160,504          1,588,337
Shares redeemed ...........................................        (935,674)        (8,817,073)       (903,282)        (9,367,577)
                                                                ------------------------------------------------------------------
Net increase ..............................................         866,141      $   9,492,312         860,026      $   9,460,338
                                                                ==================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

                                                                              17

FRANKLIN EQUITY FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

       Annualized
        Fee Rate      Month-End Net Assets
       -----------------------------------------------------------------
         .625%        First $100 million
         .500%        Over $100 million,up to and including $250 million
         .450%        In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25% and 1.00% per year of its average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $100,716 and $21,257, respectively.

The Fund paid transfer agent fees of $487,656 of which $448,337 was paid to Investor Services.

4. INCOME TAXES

At December 31, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $475,227,112 was as follows:

       Unrealized appreciation ..................     $251,075,313
       Unrealized depreciation ..................      (25,247,087)
                                                      ------------
       Net unrealized appreciation ..............     $225,828,226
                                                      ============
Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 1998 aggregated $120,495,033 and $90,166,968, respectively.

18

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